Derivative Financial Instruments - Derivative Instruments Fair Value Table (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Derivatives, Fair Value
Fair value, liability	$ 2,065	$ 9,370		$ 1,792
Fair value, asset	4,418	0
Interest Rate Swap | Not Designated as Hedging Instrument | Receivables and Other Assets
Derivatives, Fair Value
Fair value, asset	4,418
Interest Rate Swap | Not Designated as Hedging Instrument | Derivative Financial Instruments
Derivatives, Fair Value
Fair value, liability	2,065	9,370		1,792
Interest Rate Cap | Not Designated as Hedging Instrument | Receivables and Other Assets
Derivatives, Fair Value
Fair value, asset		$ 0	[1]	$ 89	[1]

[1]	The associated mortgage loans were paid off in April and May 2012.